Equity income (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
DRTP [Member]
Equity Income (Textual) [Abstract]
Equity Income	4	4	3
CNCP [Member]
Equity Income (Textual) [Abstract]
Equity Income	0	2	0
Indiana Harbor Belt Railroad Company [Member]
Equity Income (Textual) [Abstract]
Equity Income	4	4	2